Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Line Items]
Income Taxes

9.      Income Taxes

The Group is subject to income tax in several jurisdictions of which only Rumble Inc. is subject to Canadian taxes. Rumble Inc.’s combined statutory tax rate is 12.2% (2020 — 12.2%).

The difference between the tax calculated on income before income tax according to the statutory tax rate and the amount of the income tax included in the income tax expense is reconciled as follows:

	2021	2020
Net loss before income taxes	$(13,541,416)	$(1,258,290)
Statutory income tax rate	12.2%	12.2%

Income tax recovery at statutory income tax rate	(1,652,053)	(153,511)
Non-deductible expenses	659	138,319
Stock-based compensation	172,566	—
Change in the fair value of option liability	392,143	—
Difference in current and deferred income tax rates	(789,824)	—
Difference in Canadian and Foreign income tax rates	(440,371)	—
Business combination	338,484	—
Other	(71,855)	(929)
Change in valuation allowance	1,922,367	14,517

	$(127,884)	$(1,604)

Current tax (expense) recovery	$575	$(1,604)
Deferred tax recovery	$(128,459)	$—

Deferred Tax Assets (Liabilities)
Other	$(8,969)	$22,249
Non-capital losses	1,986,440	32,855
Valuation allowance	(1,977,471)	(55,104)
	$—	$—

The Company’s non-capital losses expire as follows:

2039	$85,576
2041	3,120,785
No expiry	4,668,142

CF ACQUISITION CORP. VI [Member]
Income Taxes [Line Items]
Income Taxes

Note 8 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the year ended December 31, 2021 and for the period from April 17, 2020 (inception) through December 31, 2020.

The income tax provision (benefit) consists of the following for the year ended December 31, 2021 and for the period from April 17, 2020 (inception) through December 31, 2020:

	For the Year Ended December 31, 2021	For the Period from April 17, 2020 (Inception) through December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(638,081)	—
State	—	—
Change in valuation allowance	638,081	—
Income tax provision expense	$—	$—

The Company’s net deferred tax assets are as follows as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Deferred tax asset
Startup/Organizational Costs	$566,509	$—
Deferred Compensation	33,805
Net operating loss carryforwards	37,767	—
Total deferred tax assets	638,081	—
Valuation allowance	(638,081)	—
Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2021 and 2020. No amounts were accrued for the payment of interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the year ended December 31, 2021 and for the period from April 17, 2020 (inception) through December 31, 2020:

	For the Year Ended December 31, 2021	For the Period from April 17, 2020 (Inception) through December 31, 2020
Statutory Federal income tax rate	21.0%	—%
Change in fair value of warrant liability	(12.2)%	—
Change in fair value of FPS liability	(5.2)%	—
Change in valuation allowance	(3.6)%	—
Income Taxes Benefit	0.0%	0.0%